FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

25. FAIR VALUE MEASUREMENT

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 — Valuations based on unadjusted quoted prices for identical assets and liabilities in active markets.

Level 2 — Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated.

Level 3 — Valuations based on unobservable inputs reflecting assumptions, consistent with reasonably available assumptions made by other market participants.

Fair value of call option assets and put option liabilities categorized within Level 3 of the fair value hierarchy involves using unobservable inputs. These inputs are typically based on the entity’s own assumptions about market participant behavior, as observable market data is not available. The significant unobservable inputs and valuation techniques used are as follows: 1) Valuation Techniques: (i) Monte Carlo Simulation: the fair value of the call option related to Beijing Naonao and the fair value of put option liabilities of Shenma and Beijing Naonao are estimated using a Monte Carlo simulation model (see Note 17. Put Option Liabilities). The fair value of the call option related to Kuaijin was estimated using the Black-Scholes option pricing model as of December 31, 2024 (as of December 31, 2025, see Note 12. Call Option Assets). 2) Significant unobservable inputs: Both models incorporate key assumptions, including expected volatility (69.22% - 96.74%) and (53.87% - 81.73%), risk-free interest rates (1.10% - 1.15%) and (1.22% - 1.37%), the contractual term of the options (1.33 – 2.34 years) and (0.33 - 1.5 years), and dividend yield (0%) and (0%) as of December 31, 2024 and 2025, respectively.

Fair value of conversion feature derivative liability categorized within Level 3 of the fair value hierarchy involves using unobservable inputs. The fair value of conversion feature derivative liability are estimated using the Black-Scholes option pricing model (see Note 23. Convertible Notes for the key assumptions used).

A rollforward of Level 3 fair value measurements for call option assets and put option liabilities is presented in Note 12 and Note 17, respectively.

The following table summarizes the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets:	(in thousands)
Investments accounted for under readily determinable fair values	1,020	—	—	1,020
Cryptocurrencies	206,130	—	—	206,130
Call option assets	—	—	15,843	15,843
Total	207,150	—	15,843	222,993
Liabilities:
Conversion Feature Derivative Liability	—	—	—	—
Put option liabilities	—	—	1,923	1,923
Total	—	—	1,923	1,923

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB	USD
					(Note 3)
Assets:	(in thousands)
Investments accounted for under readily determinable fair values	162	—	—	162	23
Cryptocurrencies	252,206	—	—	252,206	36,065
Call option assets	—	—	—	—	—
Total	252,368	—	—	252,368	36,088
Liabilities:
Conversion Feature Derivative Liability	—	—	24,589	24,589	3,516
Put option liabilities	—	—	112	112	16
Total	—	—	24,701	24,701	3,532